EARNINGS (LOSS) PER ORDINARY SHARE - Dilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of earnings per share [Abstract]
Ordinary shares (in shares)	418,260,476	417,272,178	416,399,307
Fully vested options and currently exercisable (in shares)	1,936,586	2,483,449	2,634,209
Weighted average number of shares (in shares)	420,197,062	419,755,627	419,033,516
Dilutive potential of share options (in shares)	672,804	301,076	447,934
Diluted weighted average number of ordinary shares (in shares)	420,869,866	420,056,703	419,481,450